Accrued Expenses (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued loan and swap interest		$ 665,707
Accrued vessel voyage and operating expenses	112,243	1,135,747
Accrued professional fees	154,565	226,963
Accrued finance expenses		50,000
Other sundry liabilities and accruals	53,208	49,119
Total	$ 320,016	$ 2,127,536